Severance Indemnities and Pension Plans (Fair Values of Investments Valued at Net Asset per Share (or Its Equivalent) for Pension Benefits and SIP Investments) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2019	Mar. 31, 2018
Domestic, Japan [Member] | Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		¥ 1,272,118	¥ 1,182,952
Domestic, Japan [Member] | Pension Benefits and SIPs [Member] | Japanese Pooled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		747,035	724,101
Domestic, Japan [Member] | Pension Benefits and SIPs [Member] | Japanese Pooled Funds [Member] | Japanese Marketable Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		109,915	83,205
Domestic, Japan [Member] | Pension Benefits and SIPs [Member] | Japanese Pooled Funds [Member] | Japanese Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		184,121	252,730
Domestic, Japan [Member] | Pension Benefits and SIPs [Member] | Japanese Pooled Funds [Member] | Non-Japanese Marketable Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		162,901	151,893
Domestic, Japan [Member] | Pension Benefits and SIPs [Member] | Japanese Pooled Funds [Member] | Non-Japanese Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		155,792	100,998
Domestic, Japan [Member] | Pension Benefits and SIPs [Member] | Japanese Pooled Funds [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		134,306	135,275
Domestic, Japan [Member] | Pension Benefits and SIPs [Member] | Other Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	[1]	525,083	458,851
Domestic, Japan [Member] | Pension Benefits and SIPs [Member] | Other Investment Funds [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		500,850	433,221
Domestic, Japan [Member] | Pension Benefits and SIPs [Member] | Other Investment Funds [Member] | Real Estate Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		12,058	13,664
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		241,559	279,965
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member] | Other Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	[2]	241,559	279,965
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member] | Other Investment Funds [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		53,775	63,088
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member] | Other Investment Funds [Member] | Real Estate Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		46,818	40,205
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member] | Other Investment Funds [Member] | Common Collective Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		¥ 140,728	¥ 158,249

[1]	Other investment funds of the domestic subsidiaries include mutual funds and real estate funds of ¥433,221 million and ¥13,664 million, respectively, at March 31, 2018 and ¥500,850 million and ¥12,058 million, respectively, at March 31, 2019.
[2]	Other investment funds of the foreign offices and subsidiaries include mutual funds, real estate funds and common collective funds of ¥63,088 million, ¥40,205 million and ¥158,249 million, respectively, at March 31, 2018 and ¥53,775 million, ¥46,818 million and ¥140,728 million, respectively, at March 31, 2019.